Other Liabilities - Additional Information (Detail) - BRL (R$) R$ in Thousands		6 Months Ended
		Jun. 30, 2020	Dec. 31, 2019
Disclosure Of Other Liabilities [Line Items]
Administrative expenses		R$ 48,723
Post-employment healthcare plan	[1]	777,228	R$ 98,792
Avon [member]
Disclosure Of Other Liabilities [Line Items]
Post-employment healthcare plan		674,514
Natura (France e USA) [Member]
Disclosure Of Other Liabilities [Line Items]
Post-employment healthcare plan		R$ 102,714	R$ 98,792

[1]	As of June 30, 2020, there is R$674,514 related to pension plans assumed in the Avon’s acquisition on January 3, 2020 and R$102,714 related to Natura’s pension plan (R$98,792 on December 31, 2019).